VESSELS UNDER CAPITAL LEASE, NET (Details 2) $ in Thousands	Dec. 31, 2018 USD ($)
Outstanding Obligations Under Capital Leases: [Abstract]
2018	$ 18,795
2019	17,606
2020	17,557
2021	16,419
2022	17,557
Thereafter	42,387
Minimum lease payments	130,321
Less: imputed interest	(30,537)
Present value of obligations under capital leases	$ 99,784